4 Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of financial liabilities by maturity

These amounts are gross and undiscounted and include contractual interest payments, therefore may not be reconciled with the balance sheet.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	9,194,081	3,837			9,197,918
Borrowings	857,768	2,277,351	7,198,320	40,087,917	50,421,356
Debentures	51,348	126,754	143,307	28,703	350,112
Braskem Idesa borrowings	806,378	1,743,252	2,351,076	9,504,803	14,405,509
Derivatives	49,251	76,791	92,287	435	218,764
Loan to non-controlling shareholder of Braskem Idesa				2,395,887	2,395,887
Other financial liabilities	534,456				534,456
Leniency agreement (Note 25)	363,720	376,294	1,043,168	175,058	1,958,240
Lease	665,164	565,824	1,174,827	710,044	3,115,859
At December 31, 2019	12,522,166	5,170,103	12,002,985	52,902,847	82,598,101